Income Taxes (Tables)	3 Months Ended
Sep. 30, 2013
Income Taxes Tables
Schedule of reconciliation of income tax provision to the provision that would be recognized under the statutory rates

A reconciliation of income tax provision to the provision that would be recognized under the statutory rates is as follows:

September 30, 2013
$
Deferred tax asset attributable to:
Net operating loss	4,700
Valuation allowance	(4,700)
Net	-

Schedule of cumulative tax effect of significant items comprising net deferred tax amount

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

September 30, 2013
$
Refund attributable to operating loss	4,700
Valuation allowance	(4,700)
Net provision	-